Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Sep. 18, 2015	Dec. 31, 2014
Document Information [Line Items]
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Trading Symbol	KFFB
Entity Common Stock, Shares Outstanding		8,439,515
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 27.9